FEDERAL HOME LOAN BANK ADVANCES	12 Months Ended
Dec. 31, 2011
FEDERAL HOME LOAN BANK ADVANCES
NOTE 8 - FEDERAL HOME LOAN BANK ADVANCES

Advances consist of funds borrowed from the Federal Home Loan Bank (FHLB). There were no FHLB advances outstanding as of December 31, 2011 and 2010.

Borrowings from the FHLB are secured by a blanket lien on qualified collateral, consisting primarily of loans with first mortgages secured by one to four family properties and other qualified assets.

The Company has a line of credit with the FHLB in the amount of $1,525,000 at December 31, 2011 and 2010.  At December 31, 2011 and 2010, there were no advances outstanding under this line of credit.